S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 29, 2025 USD ($) $ / shares shares
XFLH Holdings Limited [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 500,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Security Class [Axis]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,725,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	125,840
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 1,258,400
Offering [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 10,000